Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Accounts receivable, reserves (in dollars)	$ 4,584	$ 3,515	$ 3,259
Common Stock, Class A
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common Stock, Class B
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1